Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.2%
Braskem America Finance Co.(a)
07/22/2041	7.125%	2,800,000	2,764,732
Vale Overseas Ltd.
11/21/2036	6.875%	900,000	1,125,951
Total			3,890,683
China 0.7%
Lenovo Perpetual Securities Ltd.(a),(b)
12/31/2049	5.375%	1,310,000	1,269,277
Tencent Holdings Ltd.(a),(c)
06/03/2050	3.240%	1,195,000	1,183,452
Total			2,452,729
Colombia 0.9%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,350,000	1,325,074
03/25/2029	6.250%	1,400,000	1,445,604
03/25/2029	6.250%	200,000	206,515
Total			2,977,193
Ghana 0.2%
Tullow Oil PLC(a)
03/01/2025	7.000%	1,100,000	616,983
Guatemala 0.2%
Energuate Trust(a)
05/03/2027	5.875%	550,000	526,852
India 0.8%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,250,000	1,153,370
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%	1,200,000	1,137,793
Bharti Airtel Ltd.(a)
06/10/2025	4.375%	250,000	256,413
Total			2,547,576
Indonesia 0.4%
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	2,507,000	1,255,525
Malaysia 0.2%
Press Metal Labuan Ltd.(a)
10/30/2022	4.800%	667,000	581,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mauritius 0.4%
Network i2i Ltd.(a),(b)
12/31/2049	5.650%	1,350,000	1,313,625
Netherlands 0.7%
Braskem Netherlands Finance BV(a)
01/10/2023	3.500%	1,000,000	995,704
01/31/2030	4.500%	900,000	790,922
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	558,084
Total			2,344,710
Peru 0.8%
Inretail Pharma SA(a)
05/02/2023	5.375%	2,400,000	2,486,588
Philippines 0.5%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	1,650,000	1,488,702
South Africa 0.9%
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	3,400,000	3,073,084
Ukraine 0.4%
MHP Lux SA(a)
04/03/2026	6.950%	1,300,000	1,283,167
Virgin Islands 0.7%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	1,900,000	2,150,041
Total Corporate Bonds & Notes (Cost $30,694,734)			28,989,040

Foreign Government Obligations(d),(e) 86.7%

Angola 1.3%
Angolan Government International Bond(a)
11/26/2029	8.000%	2,350,000	1,472,782
05/08/2048	9.375%	4,750,000	2,865,578
Total			4,338,360
Argentina 0.9%
Argentine Republic Government International Bond
01/11/2028	5.875%	1,283,000	465,958
07/06/2036	7.125%	2,450,000	889,841
01/11/2048	6.875%	4,350,000	1,531,475
Total			2,887,274
Columbia Emerging Markets Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belarus 0.6%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		700,000	751,088
02/28/2030	6.200%		1,150,000	1,137,531
Total				1,888,619
Brazil 2.3%
Brazilian Government International Bond
05/30/2029	4.500%		1,200,000	1,232,532
01/27/2045	5.000%		4,500,000	4,277,605
02/21/2047	5.625%		1,750,000	1,789,928
Total				7,300,065
Canada 0.6%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		2,010,000	2,067,922
Chile 0.7%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,620,416
Corporación Nacional del Cobre de Chile(a)
09/30/2029	3.000%		635,000	654,532
Total				2,274,948
China 4.0%
China Government Bond
11/21/2029	3.130%	CNY	100,000	14,516
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		2,700,000	3,025,680
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,950,000	2,132,426
Syngenta Finance NV(a)
04/24/2028	5.182%		7,600,000	7,750,919
Total				12,923,541
Colombia 4.2%
Colombia Government International Bond
01/30/2030	3.000%		8,045,000	8,043,847
Ecopetrol SA
04/29/2030	6.875%		4,695,000	5,371,202
Total				13,415,049
Croatia 0.7%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	875,221
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%		1,290,000	1,371,205
Total				2,246,426
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 3.9%
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	126,499,000	2,248,008
01/27/2025	5.500%		2,060,000	2,056,773
06/05/2026	9.750%	DOP	167,450,000	2,439,035
01/30/2030	4.500%		1,410,000	1,234,331
04/30/2044	7.450%		4,600,000	4,564,811
Total				12,542,958
Egypt 3.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,900,000	2,868,266
04/11/2031	6.375%	EUR	1,350,000	1,362,134
05/29/2032	7.625%		1,865,000	1,832,325
02/21/2048	7.903%		2,300,000	2,132,767
02/21/2048	7.903%		400,000	370,916
05/29/2050	8.875%		1,865,000	1,843,073
Total				10,409,481
El Salvador 0.4%
El Salvador Government International Bond(a)
01/18/2027	6.375%		200,000	164,843
04/10/2032	8.250%		1,500,000	1,263,116
Total				1,427,959
Ghana 0.7%
Ghana Government International Bond(a)
02/11/2027	6.375%		2,315,000	2,075,802
02/11/2035	7.875%		200,000	172,569
Total				2,248,371
Guatemala 1.1%
Guatemala Government Bond(a)
04/24/2032	5.375%		1,530,000	1,662,980
06/01/2050	6.125%		1,650,000	1,860,713
Total				3,523,693
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		1,350,000	1,323,406
Indonesia 9.2%
Indonesia Government International Bond(a)
01/15/2045	5.125%		5,150,000	6,238,598
Indonesia Government International Bond
10/30/2049	3.700%		535,000	550,821
Pertamina Persero PT(a)
01/21/2050	4.175%		3,150,000	3,095,253
PT Hutama Karya Persero(a)
05/11/2030	3.750%		1,345,000	1,398,097

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		3,950,000	4,113,402
05/15/2030	5.450%		1,935,000	2,074,090
11/15/2048	6.757%		1,000,000	1,177,507
PT Indonesia Asahan Aluminium Persero Tbk(a)
11/15/2028	6.530%		1,600,000	1,809,986
PT Pertamina Persero(a)
01/21/2030	3.100%		2,850,000	2,818,440
PT Perusahaan Listrik Negara(a)
05/21/2028	5.450%		700,000	780,812
02/05/2030	3.375%		1,335,000	1,304,585
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		5,050,000	4,325,001
Total				29,686,592
Ivory Coast 1.1%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	3,473,615
Kazakhstan 2.6%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,342,564
04/24/2030	5.375%		4,350,000	4,877,510
04/19/2047	5.750%		1,050,000	1,186,505
Total				8,406,579
Malaysia 0.7%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		745,000	824,651
04/21/2050	4.550%		1,210,000	1,495,926
Total				2,320,577
Mexico 9.4%
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,225,426
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	1,741,154
03/13/2027	6.500%		5,340,000	4,722,981
02/12/2028	5.350%		4,330,000	3,555,276
01/23/2029	6.500%		200,000	171,080
01/23/2045	6.375%		1,500,000	1,111,112
09/21/2047	6.750%		800,000	615,811
Petroleos Mexicanos(a)
01/23/2030	6.840%		8,465,000	7,272,468
01/28/2031	5.950%		3,935,000	3,171,668
01/23/2050	7.690%		5,830,000	4,819,352
Total				30,406,328
Mongolia 0.2%
Mongolia Government International Bond(a)
05/01/2023	5.625%		750,000	712,689
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.7%
OCP SA(a)
04/25/2044	6.875%	1,850,000	2,088,235
Netherlands 0.5%
Petrobras Global Finance BV
03/19/2049	6.900%	1,400,000	1,393,919
Syngenta Finance NV(a)
04/24/2028	5.182%	250,000	254,964
Total			1,648,883
Oman 0.6%
Oman Government International Bond(a)
06/15/2026	4.750%	1,250,000	1,038,853
01/17/2048	6.750%	1,350,000	1,023,920
Total			2,062,773
Panama 2.2%
Panama Government International Bond
03/16/2025	3.750%	2,800,000	3,005,731
04/01/2056	4.500%	3,372,000	3,983,418
Total			6,989,149
Paraguay 1.4%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,900,000	3,408,002
03/30/2050	5.400%	925,000	1,017,306
Total			4,425,308
Peru 2.1%
Peruvian Government International Bond
06/20/2030	2.844%	6,300,000	6,676,555
Philippines 1.5%
Philippine Government International Bond
03/30/2026	5.500%	450,000	538,235
02/01/2028	3.000%	1,850,000	1,998,113
02/02/2030	9.500%	1,450,000	2,358,487
Total			4,894,835
Qatar 6.5%
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	811,167
03/14/2029	4.000%	2,700,000	3,051,129
04/16/2030	3.750%	4,467,000	4,979,578
04/23/2048	5.103%	2,350,000	3,086,274
03/14/2049	4.817%	5,450,000	6,898,793
04/16/2050	4.400%	1,900,000	2,270,994
Total			21,097,935

Columbia Emerging Markets Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2020 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.5%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	1,380,000	1,722,866
Russian Federation 4.3%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		529,000	551,744
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%		6,730,000	6,702,126
Russian Foreign Bond - Eurobond(a)
05/27/2026	4.750%		3,000,000	3,433,089
06/23/2027	4.250%		2,800,000	3,157,291
Total				13,844,250
Saudi Arabia 2.3%
Saudi Government International Bond(a)
01/21/2055	3.750%		7,605,000	7,554,954
South Africa 1.5%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%		4,195,000	4,002,091
Republic of South Africa Government International Bond
09/30/2049	5.750%		1,100,000	903,054
Total				4,905,145
Sri Lanka 0.7%
Sri Lanka Government International Bond(a)
06/28/2024	6.350%		1,550,000	877,060
05/11/2027	6.200%		1,342,000	734,523
03/28/2030	7.550%		900,000	490,988
Total				2,102,571
Turkey 5.2%
Turkey Government International Bond
03/22/2024	5.750%		1,400,000	1,369,643
02/05/2025	7.375%		1,350,000	1,395,678
04/14/2026	4.250%		1,150,000	1,019,637
03/25/2027	6.000%		3,400,000	3,228,658
02/17/2028	5.125%		3,000,000	2,656,889
04/26/2029	7.625%		2,000,000	2,036,279
05/30/2040	6.750%		2,473,000	2,216,396
01/14/2041	6.000%		1,200,000	983,816
02/17/2045	6.625%		2,150,000	1,856,789
Total				16,763,785
Ukraine 2.5%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		375,000	347,176
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine Government International Bond(a)
09/01/2023	7.750%	850,000	857,925
09/01/2026	7.750%	3,850,000	3,848,299
09/25/2032	7.375%	2,300,000	2,198,837
09/25/2032	7.375%	400,000	382,407
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%	270,000	270,560
Total			7,905,204
United Arab Emirates 4.6%
Abu Dhabi Government International Bond(a)
10/11/2027	3.125%	2,100,000	2,261,949
04/16/2030	3.125%	2,400,000	2,582,671
09/30/2049	3.125%	5,000,000	5,045,848
04/16/2050	3.875%	635,000	728,517
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,750,000	1,805,098
DP World PLC(a)
07/02/2037	6.850%	1,350,000	1,585,769
09/30/2049	4.700%	1,050,000	965,519
Total			14,975,371
Venezuela 0.3%
Petroleos de Venezuela SA(a),(f)
05/16/2024	0.000%	22,627,059	650,528
Venezuela Government International Bond(a),(f)
10/13/2024	0.000%	7,500,000	431,250
Total			1,081,778
Virgin Islands 1.1%
CNOOC Finance Ltd.
09/30/2029	2.875%	1,110,000	1,164,444
Sinopec Group Overseas Development 2017 Ltd.(a)
09/13/2027	3.250%	2,150,000	2,294,713
Total			3,459,157
Total Foreign Government Obligations (Cost $303,169,770)			280,023,206

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(g),(h)	12,340,199	12,341,433
Total Money Market Funds (Cost $12,341,536)		12,341,433
Total Investments in Securities (Cost $346,206,040)		321,353,679
Other Assets & Liabilities, Net		1,611,759
Net Assets		$322,965,438

4	Columbia Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2020 (Unaudited)
At May 31, 2020, securities and/or cash totaling $179,200 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
112,300,000 MXN	4,635,879 USD	Goldman Sachs	06/24/2020	—	(411,541)
9,596,000 EUR	10,384,849 USD	UBS	06/24/2020	—	(271,976)
Total				—	(683,517)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(56)	09/2020	USD	(8,810,375)	—	(27,251)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $228,169,573, which represents 70.65% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2020, the total value of these securities amounted to $1,081,778, which represents 0.33% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	28,752,441	246,922,978	(263,333,883)	(103)	12,341,433	10,968	318,830	12,340,199
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund | Quarterly Report 2020	5